Note 22 (Tables)	6 Months Ended
Jun. 30, 2023
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Liabilities under insurance and reinsurance contracts [Table Text Block]
The breakdown of the condensed balance under the heading “Liabilities under insurance and reinsurance contracts” is as follows:

Liabilities under insurance and reinsurance contracts (Millions of Euros)
	June 2023	December 2022
Liabilities for remaining coverage	10,460	9,157
Liabilities for incurred claims	1,078	974
Total	11,537	10,131